PROPERTY AND EQUIPMENT (Details Narrative 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Property And Equipment Details Narrative
Depreciation expense	$ 2,028	$ 1,485	$ 6,669	$ 2,681